CONVERTIBLE DEBENTURES AND PROMISSORY NOTES - Schedule of convertible debentures (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Convertible Debentures And Promissory Notes [Line Items]
Balance	$ 6,867,255	$ 10,159,653
New issuances	5,467,852	653,632
Conversion	(12,939,401)	(4,539,991)
Interest	601,978	881,746
Accretion Expense	272,600	357,049
Interest paid - cash	(799,696)	(720,555)
Foreign exchange loss	529,412	75,721
Balance	0	6,867,255
December 31, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	2,149,389	3,181,800
New issuances	1,680,922	265,146
Conversion	(4,140,182)	(1,546,384)
Interest	191,223	322,348
Accretion Expense	142,632	186,664
Interest paid - cash	(255,658)	(268,503)
Foreign exchange loss	231,674	8,318
Balance	0	2,149,389
January 30, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	4,717,866	6,977,853
New issuances	3,786,930	388,486
Conversion	(8,799,219)	(2,993,607)
Interest	410,755	559,398
Accretion Expense	129,968	170,385
Interest paid - cash	(544,038)	(452,052)
Foreign exchange loss	297,738	67,403
Balance	$ 0	$ 4,717,866